FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
FASB ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024:

Common stock - Buckle common stock is valued at the quoted market price as of the last trading day of the Plan year and is categorized as Level 1.

Mutual funds - Shares of mutual funds are valued at quoted prices that represent the NAV of shares held on the last day of the plan year and are categorized as Level 1. The mutual funds held by the Plan are deemed to be actively traded.

Common/collective trusts - CCTs are public investment vehicles valued using a NAV provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund divided by the number of shares outstanding. The NAV’s unit price is quoted on a private market that is not active. However, the NAV is based on the fair value of the underlying securities within the fund, which are traded on an active market and valued at the closing price reported on the active market on which those individual securities are traded. These investments are priced daily and have no redemption restrictions.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock	$20,579,144	$—	$—	$20,579,144
Mutual funds	6,509,070	—	—	6,509,070
Total assets in fair value hierarchy	$27,088,214	$—	$—	$27,088,214
Investments at net asset value:
Common/collective trusts				198,883,571
Investments at fair value				$225,971,785

	As of December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock	$20,612,346	$—	$—	$20,612,346
Mutual funds	6,648,654	—	—	6,648,654
Total assets in fair value hierarchy	$27,261,000	$—	$—	$27,261,000
Investments at net asset value:
Common/collective trusts				169,082,988
Investments at fair value				$196,343,988

Transfers Between Levels - The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.

Plan management evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers between levels.